Financial assets and financial liabilities - Financial assets (Details) - At amortized cost - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	R$ 723,170	R$ 166,694
Current	716,246	162,908
Non-current	6,924	3,786
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	85,930	2,457
Short-term investments
Disclosure of financial assets [line items]
Financial assets	515,201	72,321
Trade receivable
Disclosure of financial assets [line items]
Financial assets	R$ 122,039	R$ 91,916